LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted average remaining lease term:
Operating lease	9 years 8 months 12 days	10 years 8 months 12 days
Finance lease	18 years 8 months 12 days	18 years 10 months 24 days
Weighted average discount rate:
Operating lease	7.59%	7.50%
Finance lease	10.04%	10.44%